Related party transactions - Net Expenses (Income) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Management and administrative fees	[1]	$ 7.6	$ 11.9	$ 21.5	$ 25.5
Interest expense	[1]	44.5	42.5	90.4	94.5
Derivative losses/(gain)	[1]	28.3	(18.3)	98.0	33.6
Bareboat charters expense/(income)	[1]	96.5	122.0	206.2	240.5
Accretion of discount on deferred consideration				8.8	7.7
Seadrill and Subsidiaries
Related Party Transaction [Line Items]
Management and administrative fees	[2],[3]	14.2	12.3	33.2	25.1
Rig operating costs	[4]	6.2	6.5	13.5	12.0
Insurance premiums	[5]	4.0	5.4	9.1	10.5
Interest expense	[6]	2.5	3.5	5.9	7.0
Commitment fee on revolving credit facility	[7]	0.5	0.5	1.0	1.0
Bareboat charters expense/(income)	[8]	2.6	(0.5)	4.6	(4.6)
Accretion of discount on deferred consideration	[9]	3.4	3.2	7.8	7.7
Total net related party expenses		33.4	27.8	81.5	58.8
Nigerian Services Company
Related Party Transaction [Line Items]
Other revenues - Nigerian operations	[10]	(2.8)	(2.3)	(4.8)	(7.0)
Interest Rate Swap | Seadrill and Subsidiaries
Related Party Transaction [Line Items]
Derivative losses/(gain)	[6]	$ 2.8	$ (0.8)	$ 11.2	$ 7.1

[1]	Includes transactions with related parties. Refer to Note 8 - Related Party Transactions.
[2]	Management and administrative services agreements –
[3]	Technical and administrative service agreements – In connection with the IPO, subsidiaries of the Company entered into certain advisory, technical and/or administrative services agreement with subsidiaries of Seadrill. The services provided by Seadrill's subsidiaries are charged at cost plus service fee equal to approximately 5% of Seadrill's costs and expenses incurred in connection with providing these services
[4]	Rig operating costs – relates to rig operating costs charged by the Angolan service company for the West Polaris for the three and six months ended June 30, 2016 and for the West Vencedor for the three and six months ended June 30, 2015.
[5]	Insurance premiums – the Company’s drilling units are insured by a subsidiary of Seadrill and the insurance premiums incurred are recharged to the Company.
[6]	Interest expense and loss on derivatives - relates to interest charged on related party loan arrangements outlined below and the recharge on interest rate swaps with Seadrill. See section (m) for further details on derivative arrangements.
[7]	$100 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of 5 years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. On March 1, 2014, the revolving credit facility was amended to reduce the maximum borrowing limit from $300 million to $100 million. During the six months ended June 30, 2016 the Company did not draw on this facility and therefore as of June 30, 2016 the facility remains undrawn.
[8]	Bareboat charters - In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of OPCO, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius of OPCO, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract. For the six months ended June 30, 2016 the net effect to the Company of the bareboat charters was net expense of $4.6 million (June 30, 2015: net income of $4.6 million).
[9]	Deferred consideration to related party - On the acquisition of the West Vela in 2014 the Company recognized a long term deferred consideration balance of $61.7 million and a long term contingent consideration balance of $49.5 million. On the acquisition of the West Polaris in 2015 the Company recognized a Seller's Credit balance of $44.6 million and a long term contingent consideration balance of $95.3 million. As of June 30, 2016 the short-term portion of these balances relating to the West Vela and West Polaris are $29.6 million and $8.2 million respectively, which are presented within other related party payables on the balance sheet. As of June 30, 2016 the long-term portion of the balances relating to the West Vela and West Polaris are $84.0 million and $88.0 million respectively. During the six months ended June 30, 2016, the Company recognized accretion on the unwind of the discount of the contingent liabilities of $7.8 million.
[10]	Other revenues - Nigeria - The Company earns revenues from Seadrill within its Nigerian service company for certain services, including the provision of onshore and offshore personnel for Seadrill's West Jupiter and West Saturn drilling rigs. For the six months ended June 30, 2016 the Company earned revenues from the Nigerian service company of $4.8 million (June 30, 2015 $7.0 million).